Segment Information	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Segment Information

16. Segment Information

Segment information is prepared on the same basis that our CEO, who is our Chief Operating Decision Maker (“CODM”), manages the segments, evaluates financial results, and makes key operating decisions. The CODM evaluates the performance of its operating segments based on net revenues, operating income and income before taxes. The accounting policies of the operating segments are the same as those described in Note 2, “SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES.”

The Company has two reportable segments: plastic injection molding and electronic products assembling. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company’s reportable segments for the years ended March 31, 2024, 2025 and 2026 are as follows:

	Year ended March 31,
	2024	2025	2026
Net sales
Injection molded plastic parts	12,391	11,206	8,947
Electronic products	56,977	56,404	52,385
Total net sales	$69,368	$67,610	$61,332

Cost of sales, operating expenses and other income
Injection molded plastic parts	13,262	12,516	10,697
Electronic products	51,059	50,432	46,401
Corporate expenses	1,262	1,348	2,253
Total cost of sales, operating expenses and other income	$65,583	$64,296	$59,351

Operating income (loss)
Injection molded plastic parts	(871)	(1,310)	(1,750)
Electronic products	5,918	5,972	5,984
Corporate expenses	(1,262)	(1,348)	(2,253)
Total operating income	$3,785	$3,314	$1,981
Income (loss) before income taxes
Injection molded plastic parts	2,308	5,024	4,554
Electronic products	6,773	7,624	7,963
Corporate expenses	(1,262)	(1,348)	(2,253)
Total income before taxes	$7,819	$11,300	$10,264

	Year ended March 31,
	2024		2025		2026
	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$423	$—	$584	$—	$844	$—
Electronic products	246	—	468	—	598	—
Consolidated total	$669	$—	$1,052	$—	$1,442	$—

	Year ended March 31,
	2024			2025			2026
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$62,760	$26	$1,048	$72,144	$163	$1,009	$75,244	$131	$969
Electronic products	48,316	355	475	48,064	169	510	54,720	350	515
Consolidated totals	$111,076	$381	$1,523	$120,208	$332	$1,519	$129,964	$481	$1,484

The breakdown of sales by destination is analyzed as follows:

	Year ended March 31,
	2024	2025	2026
Net sales
United States of America	$7,925	$6,081	$7,554
PRC	22,121	22,448	18,314
United Kingdom	11,985	10,917	10,453
Hong Kong	8,225	6,908	6,385
Europe	10,016	12,546	9,286
Canada	2,988	3,882	5,086
Others	6,108	4,828	4,254
Total net sales	$69,368	$67,610	$61,332

The location of the Company’s long-lived assets is as follows:

	March 31,
	2025	2026
Hong Kong and Macao	$2	$2
PRC	23,383	22,324
Total long-lived assets	$23,385	$22,326